Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2026 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 110,732
Less than 1 year	78,647
1 to 2 years	10,327
2 to 3 years	7,490
3 to 4 years	4,344
4 to 5 years	2,279
More than 5 years	¥ 7,645